Related parties	6 Months Ended
Jun. 30, 2022
Related parties [Abstract]
Related parties
Note 11. - Related parties
The related parties of the Company are primarily Algonquin Power & Utilities Corp. (“Algonquin”) and its subsidiaries, non-controlling interests (Note 13), entities accounted for under the equity method (Note 7), as well as the Directors and the Senior Management of the Company.
Details of balances with related parties as of June 30, 2022 and December 31, 2021 are as follows:

	Balance as of June 30,	Balance as of December 31,
	($ in thousands)
	2022	2021

Credit receivables (current)	9,065	19,387
Credit receivables (non-current)	17,006	15,768
Total receivables from related parties	26,071	35,155

Credit payables (current)	11,406	9,494
Credit payables (non-current)	-	5
Total payables to related parties	11,406	9,499

Current credit receivables as of June 30, 2022 primarily include a dividend to be collected from Amherst Island Partnership for $5.5 million ($6.3 million as of December 31, 2021). Current credit receivables as of December 31, 2021 included the short-term portion of the loan to Arroyo Netherland II B.V., the holding company of Pemcorp SAPI de CV., Monterrey´s project entity (Note 7), of which $8.2 million was collected in the first quarter of 2022.

Non-current credit receivables as of June 30, 2022 and December 31, 2021 correspond to the long-term portion of the loan to Arroyo Netherland II B.V.

Current credit payables primarily include the dividend to be paid by AYES Canada to Algonquin for $5.4 million as of June 30, 2022 ($6.1 million as of December 31, 2021).
The transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the six-month periods ended June 30, 2022 and 2021 have been as follows:

	For the six-month period ended June 30,
	2022	2021
	($ in thousands)
Financial income	682	1,029
Financial expenses	(126)	(62)